Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax [Abstract]
Income tax expense (income)	$ 14,487	$ (10,147)
Profit (loss) before income tax	$ 2,943	$ (48,412)